LOANS AND LEASES (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Loans and leases	298,169	245,736
Commercial [Member]
Loans and leases	141,708	113,223
Commercial Industrial and Other [Member]
Loans and leases	132,670	104,505
Commercial Import Financing [Member]
Loans and leases	2,342	1,895
Commercial Export Financing [Member]
Loans and leases	6,696	6,823
Real Estate Loans [Member]
Loans and leases	16,271	10,939
Leases Mainly Vehicles [Member]
Loans and leases	37,704	47,230
Public Sector [Member]
Loans and leases	1,138	1,611
Individuals [Member]
Loans and leases	95,923	67,601
Overdraft [Member]
Loans and leases	4,204	4,119
Consumer Finance Operations Including Finance [Member]
Loans and leases	54,658	32,701
Credit Card [Member]
Loans and leases	37,061	30,781
Agricultural [Member]
Loans and leases	5,425	5,132